Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes And Amounts Receivable For Equity Issued
Notes receivable	$ 2,389	$ 1,000,122
Amounts receivable	114,105	61,940
Notes and Amounts Receivable for Equity Issued	$ 116,494	$ 1,062,062